Future Purchase consideration (Tables)	12 Months Ended
Dec. 31, 2022
Future Purchase Consideration Abstract
Schedule of future purchase consideration
	December 31, 2022	December 31, 2021
Balance, beginning of year	$350,000	$-
Clear RF future purchase consideration	(350,000)	350,000
Balance, end of the year	$-	$350,000